UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09205
                                                     ---------

                      Advantage Advisers Xanthus Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
           ---------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]


                               Advantage Advisers
                              Xanthus Fund, L.L.C.

                              Financial Statements
                           with Report of Independent
                        Registered Public Accounting Firm

                      For the Year Ended December 31, 2005

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2005






                                    CONTENTS





Report of Independent Registered Public Accounting Firm ................    1
Statement of Assets, Liabilities and Members' Capital ..................    2
Schedule of Portfolio Investments ......................................    3
Schedule of Securities Sold, Not Yet Purchased .........................    8
Statement of Operations ................................................   11
Statements of Changes in Members' Capital ..............................   12
Notes to Financial Statements ..........................................   13
Supplemental Information (Unaudited) ...................................   23

[ERNST & YOUNG LOGO]  [_] Ernst & Young UP             [_] Phone: (212) 773-3000
                          5 Times Square                   www.ey.com
                          New York, New York 10036-6530

            Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and other brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31,2005, and the results of its operations for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young
New York, New York
February 3, 2006


                    A Member Practice of Ernst & Young Global


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            DECEMBER 31, 2005

ASSETS
Investments in securities, at market value (cost - $371,569,817)                                               $376,287,398
Cash and cash equivalents                                                                                           704,827
Due from broker                                                                                                 114,952,282
Receivable for investment securities sold                                                                        48,264,562
Interest receivable                                                                                                 515,071
Dividends receivable                                                                                                190,152
Other assets                                                                                                        165,844
                                                                                                               ------------
    TOTAL ASSETS                                                                                                541,080,136
                                                                                                               ------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $107,097,255)                                   110,153,602
Withdrawals payable                                                                                              23,743,639
Payable for investment securities purchased                                                                      45,437,409
Administration fees payable                                                                                         320,620
Dividends payable on securities sold, not yet purchased                                                             197,427
Accounting and investor services fees payable                                                                       118,553
Accrued expenses                                                                                                    292,528
                                                                                                               ------------
    TOTAL LIABILITIES                                                                                           180,263,778
                                                                                                               ------------

      NET ASSETS                                                                                               $360,816,358
                                                                                                               ============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                      $359,155,124
Net unrealized appreciation on investments                                                                        1,661,234
                                                                                                               ------------
    MEMBERS' CAPITAL - NET ASSETS                                                                              $360,816,358
                                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2005
SHARES                                                                                                          MARKET VALUE
                  COMMON STOCK - 104.29%
                     AGRICULTURAL CHEMICALS - 1.87%
      87,180            Monsanto Co.                                                                           $  6,759,065
                                                                                                               ------------
                     APPLICATIONS SOFTWARE - 2.84%
     292,110            Quest Software, Inc.*                                                                     4,261,885
     163,580            Satyam Computer Services, Ltd. - Sponsored ADR                                            5,985,392
                                                                                                               ------------
                                                                                                                 10,247,277
                                                                                                               ------------
                     COMPUTER AIDED DESIGN - 1.39%
     821,340            Parametric Technology Corp.*                                                              5,010,174
                                                                                                               ------------
                     COMPUTER SERVICES - 1.82%
      58,430            DST Systems, Inc.*                                                                        3,500,541
     218,170            Perot Systems Corp., Class A*                                                             3,084,924
                                                                                                               ------------
                                                                                                                  6,585,465
                                                                                                               ------------
                     COMPUTERS - 4.15%
     522,810            Hewlett - Packard Co.                                                     (a)            14,968,050
                                                                                                               ------------
                       COMPUTERS - MEMORY DEVICES - 3.71%
     116,840            SanDisk Corp.*                                                                            7,339,889
     302,921            Seagate Technology                                                        (a)             6,055,391
                                                                                                               ------------
                                                                                                                 13,395,280
                                                                                                               ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 2.28%
     332,312            Synaptics, Inc.*                                                                          8,214,753
                                                                                                               ------------
                     CONSULTING SERVICES - 1.30%
     162,810            Accenture Ltd., Class A                                                   (a)             4,700,325
                                                                                                               ------------
                        DECISION SUPPORT SOFTWARE - 1.62%
     395,380            Wind River Systems, Inc.*                                                                 5,839,763
                                                                                                               ------------
                     DISTRIBUTION / WHOLESALE - 0.88%
      72,460            Genuine Parts Co.                                                                         3,182,443
                                                                                                               ------------
                     DIVERSIFIED MANUFACTURING OPERATIONS - 2.65%
      51,170            ITT Industries, Inc.                                                                      5,261,300
     149,470            Tyco International, Ltd.                                                                  4,313,704
                                                                                                               ------------
                                                                                                                  9,575,004
                                                                                                               ------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     E-COMMERCE / SERVICES - 2.78%
     232,060            eBay, Inc.*                                                                            $ 10,029,633
                                                                                                               ------------
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.64%
     159,290            Jabil Circuit, Inc.*                                                      (a)             5,908,066
                                                                                                               ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 16.67%
   1,189,870            ARM Holdings, Plc - Sponsored ADR                                         (a)             7,389,093
     296,937            Broadcom Corp., Class A*                                                  (a)            14,000,579
   1,046,545            Conexant Systems, Inc.*                                                                   2,365,192
     567,320            Freescale Semiconductor, Inc., Class A*                                   (a)            14,290,791
      92,334            Monolithic Power Systems, Inc.*                                                           1,384,087
      89,680            National Semiconductor Corp.                                                              2,329,886
     326,040            Texas Instruments, Inc.                                                                  10,456,103
     184,562            Volterra Semiconductor Corp.*                                                             2,768,430
     205,330            Xilinx, Inc.                                                                              5,176,369
                                                                                                               ------------
                                                                                                                 60,160,530
                                                                                                               ------------
                      ELECTRONIC DESIGN AUTOMATION - 0.51%
     217,250            Magma Design Automation, Inc.*                                                            1,827,072
                                                                                                               ------------
                       ENERGY - ALTERNATE SOURCES - 1.39%
     184,020            Suntech Power Holdings Co., Ltd. - Sponsored ADR*                                         5,014,545
                                                                                                               ------------
                     ENTERPRISE SOFTWARE / SERVICES - 3.08%
     259,790            Micromuse, Inc.*                                                                          2,569,323
     699,280            Oracle Corp.*                                                                             8,538,209
                                                                                                               ------------
                                                                                                                 11,107,532
                                                                                                               ------------
                     ENTERTAINMENT SOFTWARE - 2.59%
     202,080            Activision, Inc.*                                                         (a)             2,776,579
     118,995            Take-Two Interactive Software, Inc.*                                                      2,106,211
     187,082            THQ, Inc.*                                                                (a)             4,461,906
                                                                                                               ------------
                                                                                                                  9,344,696
                                                                                                               ------------

   The accompanying notes are an integral part of these financial statements.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE

                  COMMON STOCK (CONTINUED)
                      HEALTH CARE COST CONTAINMENT - 2.30%
     160,660            McKesson Corp.                                                                         $  8,288,449
                                                                                                               ------------
                     INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.85%
     391,228            Dolby Laboratories, Inc., Class A*                                        (a)             6,670,437
                                                                                                               ------------
                     MEDICAL - HMO - 1.30%
      59,070            WellPoint, Inc.*                                                                          4,713,195
                                                                                                               ------------
                     MEDICAL LABS & TESTING SERVICE - 1.05%
      70,110            Laboratory Corporation of America Holdings*                                               3,775,423
                                                                                                               ------------
                     MEDICAL - OUTPATIENT / HOME MEDICAL - 1.36%
     203,280            Apria Healthcare Group, Inc.,*                                                            4,901,081
                                                                                                               ------------
                     NETWORKING PRODUCTS - 3.38%
     194,310            Atheros Communications, Inc.*                                                             2,526,030
     298,940            Cisco Systems, Inc.*                                                                      5,117,853
     203,540            Juniper Networks, Inc.*                                                                   4,538,942
                                                                                                               ------------
                                                                                                                 12,182,825
                                                                                                               ------------
                     OIL COMPANIES - EXPLORATION & PRODUCTION - 1.67%
     189,990            Chesapeake Energy Corp.                                                                   6,028,383
                                                                                                               ------------
                     PHARMACY SERVICES - 1.35%
      87,270            Medco Health Solutions, Inc.*                                                             4,869,666
                                                                                                               ------------
                      REGISTERED INVESTMENT COMPANY - 2.23%
     179,850            iShares MSCI South Korea Index                                                            8,048,288
                                                                                                               ------------
                     RETAIL - DISCOUNT - 2.27%
     165,760            Costco Wholesale Corp.                                                                    8,200,147
                                                                                                               ------------
                     RETAIL - MAIL ORDER - 1.47%
     122,680            Williams - Sonoma, Inc.*                                                                  5,293,642
                                                                                                               ------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 6.61%
     336,640            Linear Technology Corp.                                                                  12,142,605
     117,350            Marvell Technology Group, Ltd.*                                           (a)             6,582,161

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (CONTINUED)
     159,980            Micrel, Inc.*                                                                           $ 1,854,168
     328,850            Taiwan Semiconductor Manufacturing Co., Ltd. -
                          Sponsored ADR                                                                           3,258,904
                                                                                                                -----------
                                                                                                                 23,837,838
                                                                                                                -----------
                     SEMICONDUCTOR EQUIPMENT - 5.30%
     325,540            Lam Research Corp.*                                                                      11,615,267
      86,661            Tessera Technologies, Inc.*                                                               2,240,187
     119,760            Varian Semiconductor Equipment Associates, Inc.*                                          5,261,057
                                                                                                                -----------
                                                                                                                 19,116,511
                                                                                                                -----------
                       TELECOMMUNICATION EQUIPMENT - 5.02%
     181,780            ADC Telecommunications, Inc.*                                                             4,057,329
     292,110            Alcatel SA - Sponsored ADR*                                                               3,622,164
     292,120            Andrew Corp.*                                                                             3,134,448
     683,740            Avaya, Inc.*                                                                              7,295,506
                                                                                                                -----------
                                                                                                                 18,109,447
                                                                                                                -----------
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.38%
     584,230            JDS Uniphase Corp.*                                                                       1,378,783
                                                                                                                -----------
                       TELECOMMUNICATION SERVICES - 1.13%
     174,540            RCN Corp.*                                                                                4,092,963
                                                                                                                -----------
                     TRANSPORT - SERVICES - 0.73%
     112,990            Laidlaw International, Inc.                                                               2,624,758
                                                                                                                -----------
                     WEB PORTALS / ISP - 0.66%
      98,010            Sina Corp.*                                                                               2,367,922
                                                                                                                -----------
                     WIRELESS EQUIPMENT - 11.06%
     321,320            American Tower Corp., Class A*                                                            8,707,772
     406,380            China Techfaith Wireless Communication Technology, Ltd.*                                  5,486,089
     233,700            Nokia OYJ - Sponsored ADR                                                                 4,276,710
     498,900            Powerwave Technologies, Inc.*                                                             6,271,173

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE

                  COMMON STOCK (CONTINUED)
                     WIRELESS EQUIPMENT (CONTINUED)
     352,280            Qualcomm, Inc.                                                                         $ 15,176,223
                                                                                                               ------------
                                                                                                                 39,917,967
                                                                                                               ------------
                  TOTAL COMMON STOCK (COST $371,454,270)                                                       $376,287,398
                                                                                                               ------------
CONTRACTS
                  PURCHASED  OPTIONS  - 0.00%:  PUT  OPTIONS  - 0.00%:  COMPUTER
                     GRAPHICS - 0.00%:
       1,742            Trident Microsystems, Inc., 1/21/06, $12.50                                            $          0
                                                                                                               ------------
                     TOTAL PUT OPTIONS (COST $115,547)                                                                    0
                                                                                                               ------------
                  TOTAL PURCHASED OPTIONS (COST $115,547)                                                      $          0
                                                                                                               ------------
                  TOTAL INVESTMENTS IN SECURITIES (COST $371,569,817) - 104.29%                                $376,287,398
                                                                                                               ------------
                  OTHER ASSETS, LESS LIABILITIES - (4.29%)**                                                    (15,471,040)
                                                                                                               ------------
                  NET ASSETS - 100.00%                                                                         $360,816,358
                                                                                                               ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*    Non-income producing security.

** Includes $704,827 invested in a PNC Bank Money Market Account, which is 0.20% of net assets.

ADR  American Depository Receipt


                                                  DECEMBER 31,
                                                      2005
                                                 PERCENTAGE OF
INVESTMENTS IN SECURITIES-BY INDUSTRY            NET ASSETS (%)
------------------------------------            ----------------
Agricultural Chemicals                                1.87
Applications Software                                 2.84
Computer Aided Design                                 1.39
Computer Graphics                                     0.00
Computer Services                                     1.82
Computers                                             4.15
Computers - Memory Devices                            3.71
Computers - Peripheral Equipment                      2.28
Consulting Services                                   1.30
Decision Support Software                             1.62
Distributon / Wholesale                               0.88
Diversified Manufacturing Operations                  2.65
E-Commerce / Services                                 2.78
Electronic Components - Miscellaneous                 1.64
Electronic Components - Semiconductors               16.67
Electronic Design Automation                          0.51
Energy - Alternate Sources                            1.39
Enterprise Software / Services                        3.08
Entertainment Software                                2.59
Health Care Cost Containment                          2.30

                                                   DECEMBER 31,
                                                      2005
                                                  PERCENTAGE OF
INVESTMENTS IN SECURITIES-BY INDUSTRY              NET ASSETS (%)
-------------------------------------            ----------------
Industrial Audio & Video Production                   1.85
Medical - HMO                                         1.30
Medical - Labs & Testing Service                      1.05
Medical - Outpatient / Home Medical                   1.36
Networking Products                                   3.38
Oil Companies - Exploration & Production              1.67
Pharmacy Services                                     1.35
Registered Investment Company                         2.23
Retail - Discount                                     2.27
Retail - Mail Order                                   1.47
Semiconductor Components -
  Integrated Circuits                                 6.61
Semiconductor Equipment                               5.30
Telecommunication Equipment                           5.02
Telecommunication Equipment Fiber Optics              0.38
Telecommunication Services                            1.13
Transport - Services                                  0.73
Web Portals / ISP                                     0.66
Wireless Equipment                                   11.06
                                                    ------
Total Investment in Securities                      104.29
                                                    ======
   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
----------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED - (30.53%)
                     APPLICATIONS SOFTWARE - (0.21%)
      23,270            Salesforce.com, Inc.                                                                     $ (745,804)
                                                                                                                 ----------
                       BEVERAGES - NON-ALCOHOLIC - (1.61%)
     131,450            Coca-Cola Enterprises, Inc.                                                              (2,519,896)
     114,380            Pepsi Bottling Group, Inc.                                                               (3,272,412)
                                                                                                                 ----------
                                                                                                                 (5,792,308)
                                                                                                                 ----------
                     CABLE TELEVISION - (2.20%)
     232,060            Comcast Corp., Class A                                                                   (6,014,996)
     135,310            DIRECTV Group, Inc.                                                                      (1,910,577)
                                                                                                                 ----------
                                                                                                                 (7,925,573)
                                                                                                                 ----------
                     CAPACITORS - (0.25%)
     126,690            KEMET Corp.                                                                                (895,698)
                                                                                                                 ----------
                      CELLULAR TELECOMMUNICATIONS - (1.11%)
     186,850            Vodafone Group Plc - Sponsored ADR                                                       (4,011,670)
                                                                                                                 ----------
                     COMMERCIAL SERVICES - (0.94%)
      68,640            Weight Watchers International, Inc.                                                      (3,392,875)
                                                                                                                 ----------
                     COMMERCIAL SERVICES - FINANCE - (0.87%)
     127,990            H&R Block, Inc.                                                                          (3,142,155)
                                                                                                                 ----------
                     COMPUTERS - (1.93%)
     232,050            Dell, Inc.                                                                               (6,949,898)
                                                                                                                 ----------
                     CONSUMER PRODUCTS - MISCELLANEOUS - (0.46%)
      75,960            American Greetings Corp., Class A                                                        (1,668,841)
                                                                                                                 ----------
                       DECISION SUPPORT SOFTWARE - (0.56%)
      58,430            Cognos, Inc.                                                                             (2,028,105)
                                                                                                                 ----------
                     E-COMMERCE / PRODUCTS - (0.94%)
      71,890            Amazon.Com, Inc.                                                                         (3,389,614)
                                                                                                                 ----------
                     E-COMMERCE / SERVICES - (0.84%)
      52,280            Ctrip.com International, Ltd. - Sponsored ADR                                            (3,019,170)
                                                                                                                 ----------
                     ELECTRIC PRODUCTS - MISCELLANEOUS - (0.44%)
      61,480            Molex, Inc.                                                                              (1,595,406)
                                                                                                                 ----------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     ELECTRONIC COMPONENTS - MISCELLANEOUS - (1.04%)
     143,140            AU Optronics Corp. - Sponsored ADR                                                     $ (2,148,531)
      25,160            AVX Corp.                                                                                  (364,317)
      58,420            LG Philips LCD Co., Ltd. - Sponsored ADR                                                 (1,253,693)
                                                                                                               ------------
                                                                                                                 (3,766,541)
                                                                                                               ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - (2.45%)
     291,480            Fairchild Semiconductor International, Inc.                                              (4,928,927)
      87,640            Microsemi Corp.                                                                          (2,424,122)
      81,680            Semtech Corp.                                                                            (1,491,477)
                                                                                                               ------------
                                                                                                                 (8,844,526)
                                                                                                               ------------
                     ELECTRONIC CONNECTORS - (0.80%)
      65,380            Amphenol Corp., Class A                                                                  (2,893,719)
                                                                                                               ------------
                     ELECTRONIC MEASURING INSTRUMENTS - (0.45%)
      50,260            National Instruments Corp.                                                               (1,610,833)
                                                                                                               ------------
                     FOOD - MISCELLANEOUS / DIVERSIFIED - (1.37%)
     175,360            Kraft Foods, Inc., Class A                                                               (4,939,891)
                                                                                                               ------------
                     HOME FURNISHINGS - (0.49%)
      48,810            Ethan Allen Interiors, Inc.                                                              (1,783,029)
                                                                                                               ------------
                     MEDICAL - DRUGS - (2.82%)
     147,090            Eli Lilly & Co.                                                                          (8,323,823)
      58,430            Merck & Co., Inc.                                                                        (1,858,658)
                                                                                                               ------------
                                                                                                                (10,182,481)
                                                                                                               ------------
                     MEDICAL INSTRUMENTS - (0.58%)
      49,238            Ventana Medical Systems, Inc.                                                            (2,085,229)
                                                                                                               ------------
                     MULTIMEDIA - (0.76%)
      57,110            E.W. Scripps Co., Class A                                                                (2,742,422)
                                                                                                               ------------
                        PUBLISHING - NEWSPAPERS - (0.49%)
      58,720            Tribune Co.                                                                              (1,776,867)
                                                                                                               ------------
                       PUBLISHING - PERIODICALS - (0.23%)
      30,240            Dex Media, Inc.                                                                            (819,202)
                                                                                                               ------------
                     SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.77%)
     224,380            Power Integrations, Inc.                                                                 (5,342,488)


   The accompanying notes are an integral part of these financial statements.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         DECEMBER 31, 2005
SHARES                                                                                                     MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     SEMICONDUCTOR  COMPONENTS - INTEGRATED CIRCUITS (CONTINUED)
     155,640            Semiconductor Manufacturing International Corp. -
                        Sponsored ADR                                                                         $  (1,052,126)
                                                                                                              -------------
                                                                                                                 (6,394,614)
                                                                                                              -------------
                     SEMICONDUCTOR EQUIPMENT - (0.43%)
      62,780            Formfactor, Inc.                                                                         (1,533,715)
                                                                                                              -------------
                     TELECOMMUNICATION EQUIPMENT - (0.43%)
     163,710            Arris Group, Inc.                                                                        (1,550,334)
                                                                                                              -------------
                     TELEPHONE - INTEGRATED - (3.37%)
     131,440            AT&T, Inc.                                                                               (3,218,966)
      87,260            CenturyTel, Inc.                                                                         (2,893,542)
     233,700            Qwest Communications International, Inc                                                  (1,320,405)
     105,170            Telefonica S.A. - Sponsored ADR                                                          (4,734,753)
                                                                                                              -------------
                                                                                                                (12,167,666)
                                                                                                              -------------
                     WEB PORTALS / ISP - (0.69%)
     225,510            EarthLink, Inc.                                                                          (2,505,416)
                                                                                                              -------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED
                       (PROCEEDS $107,097,255)                                                                $(110,153,602)
                                                                                                              =============


                                                   DECEMBER 31,
                                                       2005
SECURITIES SOLD, NOT YET PURCHASED-                PERCENTAGE OF
BY INDUSTRY                                       NET ASSETS (%)
----------------------------------               ----------------
Applications Software                                (0.21)
Beverages Non-Alcoholic                              (1.61)
Cable Television                                     (2.20)
Capacitors                                           (0.25)
Cellular Telecommunications                          (1.11)
Commercial Services                                  (0.94)
Commercial Services - Finance                        (0.87)
Computers                                            (1.93)
Consumer Products - Miscellaneous                    (0.46)
Decision Support Software                            (0.56)
E-Commerce / Products                                (0.94)
E-Commerce / Services                                (0.84)
Electric Products - Miscellaneous                    (0.44)
Electronic Components - Miscellaneous                (1.04)
Electronic Components - Semiconductors               (2.45)


                                                  DECEMBER 31,
                                                      2005
SECURITIES SOLD, NOT YET PURCHASED-               PERCENTAGE OF
BY INDUSTRY                                      NET ASSETS (%)
-----------------------------------             ----------------
Electronic Connectors                                (0.80)
Electronic Measuring Instruments                     (0.45)
Food - Miscellaneous / Diversified                   (1.37)
Home Furnishings                                     (0.49)
Medical - Drugs                                      (2.82)
MEDICAL INSTRUMENTS                                  (0.58)
Multimedia                                           (0.76)
Publishing - Newspapers                              (0.49)
Publishing - Periodicals                             (0.23)
Semiconductor Components -
  Integrated Circuits                                (1.77)
Semiconductor Equipment                              (0.43)
Telecommunication Equipment                          (0.43)
Telephone - Integrated                               (3.37)
Web Portals / ISP                                    (0.69)
                                                    ------
Total Securities Sold, Not Yet Purchased            (30.53)
                                                    ======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            YEAR ENDED
                                                                                                         DECEMBER 31, 2005

INVESTMENT INCOME
    Interest                                                                                                    $ 3,481,449
    Dividends, net of withholding taxes of $96,501                                                                1,822,831
    Other income                                                                                                     15,845
                                                                                                               ------------
                                                                                                                  5,320,125
                                                                                                                -----------


EXPENSES
    Administration fees                                                                                           3,761,181
    Dividends on securities sold, not yet purchased                                                               1,994,510
    Prime broker fees                                                                                             1,674,510
    Accounting and investor services fees                                                                           400,546
    Audit and tax fees                                                                                              202,842
    Insurance expense                                                                                               200,593
    Legal fees                                                                                                      174,028
    Custodian fees                                                                                                  124,399
    Printing expense                                                                                                 61,578
    Board of Managers' fees and expenses                                                                             50,500
    Registration expense                                                                                             33,780
    Miscellaneous                                                                                                    40,939
                                                                                                                -----------
        TOTAL EXPENSES                                                                                            8,719,406
                                                                                                                -----------

        NET INVESTMENT LOSS                                                                                      (3,399,281)
                                                                                                                -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  REALIZED GAIN ON INVESTMENTS:
    Investment securities                                                                                        46,799,538
    Written options                                                                                                 176,987
    Securities sold, not yet purchased                                                                              328,377
                                                                                                                -----------
      NET REALIZED GAIN ON INVESTMENTS                                                                           47,304,902

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                             (5,129,531)
                                                                                                                -----------

    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                              42,175,371
                                                                                                                -----------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                         $38,776,090
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
---------------------------------------------------------------------------------------------------------------------------
                                                                               SPECIAL
                                                                              ADVISORY
                                                                               MEMBER           MEMBERS            TOTAL
                                                                             -----------      -----------       -----------
MEMBERS' CAPITAL, DECEMBER 31, 2003                                          $         --      $502,520,697     $502,520,697
                                                                             ------------     -------------    -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                                 --        (6,303,566)      (6,303,566)
   Net realized loss on investments                                                    --       (15,588,707)     (15,588,707)
   Net change in unrealized depreciation on
     investments                                                                       --       (16,332,352)     (16,332,352)
   Incentive allocation                                                            1,074            (1,074)               --
                                                                             ------------     -------------    -------------
   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                            1,074       (38,225,699)     (38,224,625)
                                                                             ------------     -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                               --        59,181,520       59,181,520
   Capital withdrawals                                                            (1,074)     (133,715,420)    (133,716,494)
                                                                             ------------     -------------    -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                            (1,074)      (74,533,900)     (74,534,974)
                                                                             ------------     -------------    -------------

MEMBERS' CAPITAL, DECEMBER 31, 2004                                          $         --      $389,761,098     $389,761,098
                                                                             ------------     -------------    -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                       $         --      $ (3,399,281)    $ (3,399,281)
   Net realized gain on investments                                                    --        47,304,902       47,304,902
   Net change in unrealized depreciation on
     investments                                                                       --        (5,129,531)      (5,129,531)
   Incentive allocation                                                        3,335,825        (3,335,825)               --
                                                                             ------------     -------------    -------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                                        3,335,825        35,440,265       38,776,090
                                                                             ------------     -------------    -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                               --        20,092,791       20,092,791
   Capital withdrawals                                                        (3,335,825)      (84,477,796)     (87,813,621)
                                                                             ------------     -------------    -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                        (3,335,825)      (64,385,005)     (67,720,830)
                                                                             ------------     -------------    -------------

MEMBERS' CAPITAL, DECEMBER 31, 2005                                          $         --      $360,816,358     $360,816,358
                                                                             ------------     -------------    -------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005
--------------------------------------------------------------------------------
      1. ORGANIZATION

         Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement  dated  June  5,  2003.  OAM is the  managing  member  of the
         Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. From January 1, 2004 to December 31, 2004, new Members were not accepted into the Company, although existing Members as of December 31, 2003 were allowed to make additional contributions. At a meeting held on November 1, 2004, the Board of Managers approved the acceptance of initial contributions by the Company from new members on or after January 1, 2005. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A. REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B. PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii)Securities traded on NASDAQ shall be valued:

             (1) at the NASDAQ  Official  Closing Price  ("NOCP")  (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------
      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------
      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Discloses about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         C. CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At December 31, 2005, $704,827 in cash equivalents was held at PNC Bank.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($3,399,281) and $47,304,902 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2005. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the year ended December 31, 2005, Oppenheimer earned $221,800 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,054,243 as brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2005, an Incentive Allocation of $3,335,825 was credited to the Special Advisory Member's capital account.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2005, such sales commissions earned by Oppenheimer amounted to $23,650.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2005, amounted to $1,619,963,725 and $1,742,832,458, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2005, amounted to $733,503,939 and $720,202,262, respectively.

         At  December  31,  2005,  the  aggregate  cost for  Federal  income tax
         purposes  of  portfolio   investments  and  securities  sold,  not  yet
         purchased was $375,525,790, and $106,579,426, respectively.

         For Federal income tax purposes, at December 31, 2005, accumulated net unrealized depreciation on portfolio investments and securities sold, not yet purchased was $2,928,116, consisting of $16,343,541 gross unrealized appreciation and $19,271,657 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2005.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the year ended December 31, 2005, the Company had no outstanding margin borrowings.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2005, transactions in written options were as follows:

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

                                                          CALL OPTIONS                              PUT OPTIONS
                                                 ---------------------------------         ----------------------------------
                                                    NUMBER                                     NUMBER
                                                 OF CONTRACTS             PREMIUM           OF CONTRACTS             PREMIUM
                                                 ------------            ---------          ------------            ---------
         Beginning balance                                 --            $      --                   --            $      --

         Options written                                  291               48,595                1,162              130,138

         Options closed                                  (291)             (48,595)

         Options exercised                                 --                   --                   --                   --

         Options expired                                   --                   --               (1,162)            (130,138)

         Options split                                     --                   --                   --                   --
                                                    ---------            ---------            ---------            ---------
         Written options outstanding
           as of December 31, 2005                         --            $      --                   --            $      --
                                                    =========            =========            =========            =========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONTINUED)
--------------------------------------------------------------------------------
      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                      YEAR ENDED        YEAR ENDED          YEAR ENDED           YEAR ENDED         YEAR ENDED
                                     DECEMBER 31,      DECEMBER 31,         DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                         2005              2004                2003                 2002                2001
                                      ----------       ------------       -------------        -------------      -------------
Net assets, end of period
  (000s)                             $   360,816        $   389,761        $   502,521         $   338,197         $   395,087
Ratio of net investment
  income (loss) to average
  net assets**                             (0.91)%            (1.35%)            (1.31%)             (0.72%)              0.80%
Ratio of expenses to
  average net assets**                      2.33%              2.13%              1.88%               1.80%               1.99%
Ratio of incentive
  allocation to average
  net assets                                0.89%                 0%+             5.29%                  0%+              0.07%
Portfolio turnover                           365%               323%               398%                763%                688%
Total return - gross*                      11.47%             (6.58%)            41.66%              (5.44%)             (0.15%)
Total return - net*                         9.18%             (6.58%)            33.33%              (5.44%)             (0.15%)
Average debt ratio                           N/A               0.77%              0.70%                N/A                 N/A


* Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

N/A  Not applicable

+    Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (CONCLUDED)
--------------------------------------------------------------------------------
      9. SUBSEQUENT EVENTS

         Subsequent to December 31, 2005 and through February 3, 2006, the Company received initial and additional capital contributions from Members of $4,293,970.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I. PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through December 31, 2005 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.


II. PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                      TERM OF OFFICE                                                                  FUND COMPLEX
NAME, AGE, ADDRESS AND                AND LENGTH OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OVERSEEN BY
POSITION(S) WITH THE COMPANY           TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS             MANAGERS
----------------------------          --------------           -----------------------------------------------        --------------
Luis Rubio, 50                         Indefinite;             President of Centro de Investigacion Para el                9
c/o Oppenheimer Asset                     Since                Desarrollo, A.C. (Center of Research Development)
Management Inc.                          May 2003              (2000 to present) and Director of same 1984 -
200 Park Avenue                                                2000); Adjunct Fellow of the Center for Strategic
New York, NY 10166                                             and International Studies; Member of the Advisory
Manager                                                        Board of the National Council of Science and
                                                               Technology of Mexico (1993 to present); Director
                                                               of the Human Rights Commission of Mexico City
                                                               (1994 to 2002; Director of The Asia Tigers Fund,
                                                               Inc. and The India Fund, Inc.*; Manager of
                                                               Advantage Advisers Augusta Fund, L.L.C., Advantage
                                                               Advisers Catalyst International, Ltd., Advantage
                                                               Advisers Multi-Sector Fund I, Advantage Advisers
                                                               Technology Partners, L.L.C., Advantage Advisers
                                                               Technology International, Ltd., Advantage Advisers
                                                               Troon Fund, L.L.C., Advantage Advisers Whistler
                                                               Fund, L.L.C., Advantage Advisers Whistler
                                                               International, Ltd. and Advantage Advisers Xanthus
                                                               Fund, L.L.C., which are affiliates.


Janet L. Schinderman, 54               Indefinite;             Associate Dean for Special Projects and                     5
c/o Oppenheimer Asset                     Since                Secretary to the Board of Overseers at Columbia
Management Inc.                          May 2003              Business School since 1990; Manager of
200 Park Avenue                                                Advantage Advisers Augusta Fund, L.L.C.,
New York, NY 10166                                             Advantage Advisers Multi-Sector Fund I,
Manager                                                        Advantage Advisers Troon Fund, L.L.C.,
                                                               Advantage Advisers Whistler Fund, L.L.C., and
                                                               Advantage Advisers Xanthus Fund L.L.C., which
                                                               are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                       TERM OF OFFICE                                                                  FUND COMPLEX
NAME, AGE, ADDRESS AND                 AND LENGTH OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OVERSEEN BY
POSITION(S) WITH THE COMPANY            TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS             MANAGERS
----------------------------          --------------           -----------------------------------------------        --------------
Lawrence Becker, 50                   Indefinite;              Private investor in real estate investment                   5
c/o Oppenheimer Asset                    Since                 management concerns. From February 2000 through
Management Inc.                       October 2003             June 2003, he was V.P.--Controller/ Treasurer
200 Park Avenue                                                for National Financial Partners, which
New York, NY 10166                                             specializes in financial services distribution.
Manager                                                        Prior to that, Mr. Becker was a Managing
                                                               Director--Controller/Treasurer of Oppenheimer
                                                               Capital and its Quest for Value Funds.
                                                               (Oppenheimer Capital is not affiliated with
                                                               Oppenheimer Asset Management Inc.). Mr. Becker
                                                               is a licensed CPA. He serves as the treasurer
                                                               of The France Growth Fund, Inc.; Director of
                                                               the Asia Tigers Fund, Inc. and The India Fund
                                                               Inc.*; Manager of Advantage Advisers Augusta
                                                               Fund, L.L.C., Advantage Advisers Multi-Sector
                                                               Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                                               Advantage Advisers Whistler Fund, L.L.C., and
                                                               Advantage Advisers Xanthus Fund, L.L.C., which
                                                               are affiliates.

Jesse H. Ausubel, 54                  Indefinite;              Director, Program for the Human Environment and             2
c/o Oppenheimer Asset                    Since                 Senior Research Associate, The Rockefeller
Management Inc.                         May 1999               University (1993 to present); Director, Richard
200 Park Avenue                                                Lounshery Foundation (1997 to present); Program
New York, NY 10116                                             Director, Alfred P. Sloan Foundation (1994 to
Manager                                                        present); Adjunct Scientist, Woods Hole
                                                               Oceanographic Institution (1995 to present).
                                                               Mr. Ausubel is a Manager of Advantage Advisers
                                                               Whistler Fund, L.L.C., and Advantage Advisers
                                                               Xanthus Fund, L.L.C.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                       TERM OF OFFICE                                                                  FUND COMPLEX
NAME, AGE, ADDRESS AND                 AND LENGTH OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        OVERSEEN BY
POSITION(S) WITH THE COMPANY            TIME SERVED                     OTHER DIRECTORSHIPS HELD BY MANAGERS             MANAGERS
----------------------------          --------------           -----------------------------------------------        --------------

James E. Buck, 69                         Indefinite; since    Retired: Senior Vice President and Corporate                2
c/o Oppenheimer Asset                         April 2003       Secretary of the New York Stock Exchange, Inc.
Management Inc.                                                (the "Exchange") and the subsidiaries of the
200 Park Avenue                                                Exchange, including the NYSE Foundation. Mr.
New York, NY 10116                                             Buck is a Manager of Advantage Advisers
Manager                                                        Whistler Fund, L.L.C. and Advantage Advisers
                                                               Xanthus Fund, L.L.C.

Sol Gittleman
resigned as a Manager of the Company effective as of August 16, 2005.

INTERESTED TRUSTEE
Bryan McKigney,** 47,                         Indefinite;      Mr. McKigney is a Managing Director and the                 5
c/o Oppenheimer Asset                        Manager since     Chief Administrative Officer of Oppenheimer
Management Inc.                            December 1, 2004;   Asset Management Inc. He has been in the
200 Park Avenue                              President and     financial services industry since 1981 and has
New York, NY 10166                             CEO since       held various management positions at Canadian
Manager, President, CEO                    September 23, 2004  Imperial Bank of Commerce (1993 - 2003) and the
                                                               Chase Manhattan Bank N.A. (1981 - 1993). He
                                                               serves as Manager of Advantage Advisers Augusta
                                                               Fund, L.L.C., Advantage Advisers Multi-Sector
                                                               Fund I, Advantage Advisers Troon Fund, L.L.C.,
                                                               Advantage Advisers Whistler Fund, L.L.C., and
                                                               Advantage Advisers Xanthus Fund, L.L.C., which
                                                               are affiliates.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

COMPANY OFFICERS

         In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

                                          TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND                  AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY                TIME SERVED                            DURING PAST 5 YEARS
--------------------------                --------------       --------------------------------------------------------
Vineet Bhalla, 45,                           One year;         Mr. Bhalla has been a Senior Vice President at Oppenheimer
Chief Financial Officer                        Since           Asset Management since May 2005. From July 2002 to May 2005,
                                          July 27, 2005.       he was an Assistant Vice President at Zurich Capital Markets
                                                               Inc., a Director of the Client Service Group at GlobeOp
                                                               Financial Services, and a Senior Consultant at Capital Markets
                                                               Company. Prior to that, he was a Vice President at Blackrock
                                                               Financial Management since June 1999. Mr. Bhalla is a
                                                               Certified Public Accountant. He graduated with an MBA from
                                                               Saint Mary's University, Halifax, Canada in 1986.

Stephen C. Beach, 52,                        One year;         Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer                       Since           Officer for Oppenheimer Asset Management. Prior to that, he
                                          March 18, 2005.      had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr.
                                                               Beach obtained an LL.M. in Taxation at Temple University
                                                               School of Law during the period 1999 - 2001.

Deborah Kaback, 54                           One year;         Ms. Kaback has been a Senior Vice President at Oppenheimer
Chief Legal Officer and                        Since           Asset Management since June 2003. She was Executive Director
Vice President                             July 23, 2003       of CIBC World Markets Corp. from July 2001 through June 2003.
                                                               Prior to that, she was Vice-President and Senior Counsel of
                                                               Oppenheimer Funds, Inc. from November 1999 through July 2001.
                                                               Prior to that, she was Senior Vice President and Deputy
                                                               General Counsel at Oppenheimer Capital from April 1989 through
                                                               November 1999.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


                                          TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND                  AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY                TIME SERVED                            DURING PAST 5 YEARS
--------------------------                --------------       --------------------------------------------------------
Bryan McKigney, 47,                        One year term for   Mr. McKigney is a Managing Director and the Chief
c/o Oppenheimer Asset                        President and     Administrative Officer of Oppenheimer Asset Management Inc. He
Management Inc.                               CEO; since       has been in the financial services industry since 1981 and has
200 Park Avenue                           September 23, 2004.  held various management positions at Canadian Imperial Bank of
New York, NY 10166                        Indefinite term for  Commerce (1993 - 2003) and the Chase Manhattan Bank N.A. (1981
President, CEO, and Manager                 Manager; since     - 1993). He serves as Manager of Advantage Advisers Augusta
                                           December 1, 2004;   Fund, L.L.C., Advantage Advisers Multi-Sector Fund I,
                                                               Advantage Advisers Troon Fund, L.L.C., Advantage Advisers
                                                               Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund,
                                                               L.L.C., which are affiliates.



* Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. were no longer affiliated with Oppenheimer.

** "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)  Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $136,425 for 2005 and $127,500 for 2004.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2005 and $3,500 for 2004. Such services provided related to the review of the registrant's semi-annual report.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2005 and $92,500 for 2004. Such services included tax compliance services provided to the registrant.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $300,479 for 2005 and $1,652,614 for 2004.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                             As of February 27, 2006
I.   POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

     (a) All proxies received by Alkeon will be sent to Alkeon"s Compliance Officer, currently Greg Jakubowsky. The Compliance Officer will:

          (1) Keep a record of each proxy received;

          (2) Determine if there are any routine proposals and vote them accordingly (see Section III). If there are non-routine proposals, the Compliance Officer will then forward the proxy to the Portfolio Manager or Analyst responsible for that given security;

          (3) Determine which accounts managed by Alkeon hold the security to which the proxy relates;

          (4) Provide the Portfolio Manager or Analyst with the date by which Alkeon must vote the proxy in order to allow enough time for the completed proxy to be submitted to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the Portfolio Manager or Analyst will determine how Alkeon should vote the proxy. The Portfolio Manager or Analyst will send his or her decision on how Alkeon will vote a proxy to the Compliance Officer. The Compliance Officer is responsible for completing the proxy and entering the vote information in the ADP ProxyEdge system, or mailing the proxy in a timely manner if ADP ProxyEdge is not available.

III. VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, Alkeon will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Alkeon believes that voting proxies in accordance with the following guidelines is in the best interest of its clients.

     o    Generally, Alkeon will vote in favor of routine corporate housekeeping
          proposals,   including  election  of  directors  (where  no  corporate
          governance issues are implicated) and selection of auditors.

     o Generally, Alkeon will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

     o Alkeon has determined that in most cases it will vote for the expensing of stock options as the consensus feeling is that options are an actual expense of a given issuer unless in extraordinary circumstances approved by the Compliance Officer.

     For other proposals, Alkeon shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

     (1) whether the proposal was recommended by management and Alkeon's opinion of management;

     (2) whether the proposal acts to entrench existing management; and

     (3) whether the proposal fairly compensates management for past and future performance.

IV.  CONFLICTS OF INTEREST

     (1) The Compliance Officer will identify any conflicts that exist between the interest of Alkeon and its clients. This examination will include a review of the relationship of Alkeon and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer or its management is a client of Alkeon or an affiliate of Alkeon or has some other relationship with Alkeon or a client of Alkeon. Examples of conflicts would be voting on any security of Oppenheimer & Co Inc., as Alkeon manages funds sponsored by the entity.

     (2) If a material conflict exists, the Compliance Officer will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. The Compliance Officer will ensure that all proposals are voted in the best interest of the client by having all material conflicts reviewed by a proxy voting committee consisting of the Compliance Officer and two Portfolio Managers.

V.   DISCLOSURE

     (a) Alkeon will disclose in its Form ADV Part II that clients may contact the Compliance Officer via e-mail at gjakubowsky@alkeoncapital.com or telephone at (212) 389-8710 in order to obtain information on how Alkeon voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a report to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Alkeon voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Alkeon's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  RECORDKEEPING

     The Compliance Officer will maintain files relating to Alkeon's proxy voting procedures in Alkeon's office at 350 Madison Avenue, 9th Floor, New York, NY 10017. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Alkeon. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

     (b) A copy of each proxy statement that Alkeon receives, provided however that Alkeon may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c) A record of each vote that Alkeon casts on behalf of clients.

     (d) A copy of each written client request for information on how Alkeon voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Alkeon voted its proxies.

     (e) A copy of any document Alkeon created that was material to making a decision how to vote proxies, or that memorializes the basis for decision.

                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                            TROON MANAGEMENT, L.L.C.
                      OPPENHEIMER CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

   CHAPTER 1 BOARD OF DIRECTORS
   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                                                  6
   -------------------------------------------------------------------------------------------------------
   CHAIRMAN & CEO ARE THE SAME PERSON                                                                    7
   -------------------------------------------------------------------------------------------------------
   INDEPENDENCE OF DIRECTORS                                                                             8
   -------------------------------------------------------------------------------------------------------
   STOCK OWENERSHIP REQUEST                                                                              9
   -------------------------------------------------------------------------------------------------------
   CHARITABLE CONTRIBUTIONS                                                                             10
   -------------------------------------------------------------------------------------------------------
   DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION                                       11
   -------------------------------------------------------------------------------------------------------
   VOTE RECOMMENDATION                                                                                  12
   -------------------------------------------------------------------------------------------------------
   SIZE OF THE BOARD                                                                                    13
   -------------------------------------------------------------------------------------------------------
   VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                                                   14
   -------------------------------------------------------------------------------------------------------
   TERM OF OFFICE                                                                                       15
   -------------------------------------------------------------------------------------------------------
   COMPENSATION DISCLOSURE                                                                              16
   -------------------------------------------------------------------------------------------------------

   CHAPTER 2 AUDITORS                                                                                   17
   -------------------------------------------------------------------------------------------------------
   RATIFYING  AUDITORS                                                                                  18
   -------------------------------------------------------------------------------------------------------

   CHAPTER 3 TENDER  OFFER DEFENSES                                                                     19
   -------------------------------------------------------------------------------------------------------
   POISON PILLS                                                                                         20
   -------------------------------------------------------------------------------------------------------
   GREENMAIL                                                                                            21
   -------------------------------------------------------------------------------------------------------
   SUPERMAJORITY VOTE                                                                                   22
   -------------------------------------------------------------------------------------------------------

   CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                                                        23
   -------------------------------------------------------------------------------------------------------
   CHANGING CORPORATE NAME                                                                              24
   -------------------------------------------------------------------------------------------------------
   REINCORPORATION                                                                                      25
   -------------------------------------------------------------------------------------------------------

   CHAPTER 5 PROXY CONTEST DEFENSES                                                                     26
   -------------------------------------------------------------------------------------------------------
   BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                                                      27
   -------------------------------------------------------------------------------------------------------
   CUMULATIVE VOTING                                                                                    28
   -------------------------------------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                                                        29
   -------------------------------------------------------------------------------------------------------
   SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                                                     30
   -------------------------------------------------------------------------------------------------------

   CHAPTER 6 MISCELLANEOUS CORPORATE
   ---------------------------------
   GOVERNANCE  PROVISIONS                                                                               31
   -------------------------------------------------------------------------------------------------------
   CONFIDENTIAL VOTING                                                                                  32
   -------------------------------------------------------------------------------------------------------
   SHAREHOLDER ADVISORY COMMITTEES                                                                      33
   -------------------------------------------------------------------------------------------------------
   FOREIGN CORPORATE MATTERS                                                                            34
   -------------------------------------------------------------------------------------------------------
   GOVERNMENT SERVICE LIST                                                                              35
   -------------------------------------------------------------------------------------------------------

   CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                                            36
   -------------------------------------------------------------------------------------------------------
   ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                                                   37
   -------------------------------------------------------------------------------------------------------
   NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                                               38
   -------------------------------------------------------------------------------------------------------
   MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES                                        39
   -------------------------------------------------------------------------------------------------------
   EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                                                        40
   -------------------------------------------------------------------------------------------------------
   ANIMAL RIGHTS                                                                                        41
   -------------------------------------------------------------------------------------------------------

   CHAPTER 8 CAPITAL STRUCTURE                                                                          42
   -------------------------------------------------------------------------------------------------------
   COMMON STOCK AUTHORIZATION                                                                           43
   -------------------------------------------------------------------------------------------------------
   BLANK CHECK PREFERRED STOCK                                                                          44
   -------------------------------------------------------------------------------------------------------
   PREEMPTIVE RIGHTS                                                                                    45
   -------------------------------------------------------------------------------------------------------
   STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                                             46
   -------------------------------------------------------------------------------------------------------
   REVERSE STOCK SPLITS                                                                                 47
   -------------------------------------------------------------------------------------------------------
   ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                                             48
   -------------------------------------------------------------------------------------------------------
   DEBT RESTRUCTURING                                                                                   49
   -------------------------------------------------------------------------------------------------------


   CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                                                        50
   -------------------------------------------------------------------------------------------------------
   DIRECTOR COMPENSATION                                                                                51
   -------------------------------------------------------------------------------------------------------
   SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                                             52
   -------------------------------------------------------------------------------------------------------
   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                                               53
   -------------------------------------------------------------------------------------------------------
   OPTIONS EXPENSING                                                                                    54
   -------------------------------------------------------------------------------------------------------
   GOLDEN PARACHUTES                                                                                    55
   -------------------------------------------------------------------------------------------------------
   PROPOSAL TO BAN GOLDEN PARACHUTES                                                                    56
   -------------------------------------------------------------------------------------------------------
   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                                           57
   -------------------------------------------------------------------------------------------------------

   CHAPTER 10  STATE OF INCORPORATION                                                                   58
   -------------------------------------------------------------------------------------------------------
   CONTROL SHARE ACQUISITION STATUTES                                                                   59
   -------------------------------------------------------------------------------------------------------
   OPT-OUT OF STATE TAKEOVER STATUTES                                                                   60
   -------------------------------------------------------------------------------------------------------
   CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS                                        61
   -------------------------------------------------------------------------------------------------------

   CHAPTER 11 CONFLICT OF INTEREST                                                                      62
   -------------------------------------------------------------------------------------------------------
   CONFLICTS                                                                                            63
   -------------------------------------------------------------------------------------------------------
   CONFLICTS CONT'D                                                                                     64
   -------------------------------------------------------------------------------------------------------

   CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
   -----------------------------------------
   & PROXY MANAGERS                                                                                     65
   -------------------------------------------------------------------------------------------------------
   CORPORATE GOVERNANCE COMMITTEE                                                                       66
   -------------------------------------------------------------------------------------------------------
   PROXY MANAGERS                                                                                       67
   -------------------------------------------------------------------------------------------------------

   CHAPTER 13 SPECIAL ISSUES WITH
   ------------------------------
   VOTING FOREIGN PROXIES                                                                               68
   -------------------------------------------------------------------------------------------------------
   SPECIAL ISSUES                                                                                       69
   -------------------------------------------------------------------------------------------------------

   CHAPTER 14 RECORD KEEPING                                                                            70
   -------------------------------------------------------------------------------------------------------
   RECORD KEEPING                                                                                       71
   -------------------------------------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., and Oppenheimer Catalyst Management, L.P.(collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                            IN UNCONTESTED ELECTIONS
                           ----------------------------

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:

          a) Company performance

          b) Composition of the board and key board committees

          c) Attendance at board meetings

          d) Corporate governance provisions and takeover activity

We may also consider:


          a) Board decisions concerning executive compensation

          b) Number of other board seats held by the nominee

          c) Interlocking directorships


VOTE RECOMMENDATION
                                            It is our policy to vote IN FAVOR of
                                           the candidates proposed by the board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON
------------------------------------

         Shareholders may propose that different persons hold the positions of the chairman and the CEO.

         We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS
-------------------------

         Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION                     It is our  policy to vote FOR  proposals
                                        requesting  that a majority of the Board
                                        be  independent   and  that  the  audit,
                                        compensation and nominating committees of the board include only independent directors.

STOCK OWNERSHIP REQUIREMENTS
----------------------------

         Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION


                                                     Vote AGAINST proposals that
                                                require director stock ownership

                            CHARITABLE CONTRIBUTIONS
                            -------------------------
         Charitable   contributions   by  companies  are  generally  useful  for
         assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                                        (Shareholders Proposals)
                                                Vote AGAINST proposals regarding
                                                        charitable contribution.

         Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                            AND LIABILITY PROTECTION
                      -------------------------------------

         These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

         When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that eliminate
                                        entirely director and officers'
                                        liability for monetary damages for
                                        violating the duty of care.

                                        Vote AGAINST indemnification proposals
                                        that would expand coverage beyond just
                                        legal expenses to acts, such as
                                        negligence, that are more serious
                                        violations of fiduciary obligations than mere carelessness.

                                        Vote FOR only those proposals providing
                                        such expanded coverage in cases when a
                                        director's or officer's legal defense
                                        was unsuccessful if: a) the director was found to have acted in good faith, and
                                        b) only if the director's legal expenses would be covered.

         The following factors should be considered:

          1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

          2. Attracting and retaining the most qualified directors enhances shareholder value.

                            SIZE OF THE BOARD
                            ------------------

         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION

                                        Vote FOR the board's recommendation to
                                        increase or decrease the size of the
                                        board.

The following factors should be considered:

          1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

          2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS
--------------------------------------------------

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:

              1.     management's track record
              2.     background to the proxy contest
              3.     qualifications of director nominees

                                 TERM OF OFFICE
                                 --------------

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION

                                        Vote AGAINST shareholder proposals to
                                        limit the tenure of outside directors.

The following factors should be considered:

          1. An experienced director should not be disqualified because he or she has served a certain number of years.

          2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

          3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE
                             -----------------------

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION

                                        (shareholders policy) Vote AGAINST these proposals that require disclosure, unless we have reason to believe that mandated disclosures are insufficient to give an accurate and meaningful account of senior management compensation.


The following factors should be considered:

          1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

          2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

          3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION

                                        Vote FOR proposal to ratify auditors.

The following factors should be considered:

          1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

          2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

          3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS
                                  ------------

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION

                                        Vote FOR shareholder proposals asking
                                        that a company submit its poison pill
                                        for shareholder ratification.

                                        Vote on a CASE-BY-CASE basis regarding
                                        shareholder proposals to redeem a
                                        company's poison pill.

                                        Vote on a CASE-BY-CASE basis regarding
                                        management proposals to ratify a poison
                                        pill.

                                    GREENMAIL
                                    ---------
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company.
Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt anti
                                        Greenmail or bylaw amendments or
                                        otherwise restrict a company's ability
                                        to make Greenmail payments

                                        Vote on a CASE-BY-CASE basis regarding
                                        anti-Greenmail proposals when they are
                                        bundled with other charter or bylaw
                                        amendments.

The following factors should be considered:

          1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE
                               ------------------
Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS

                                        Vote AGAINST management proposals to
                                        require a Supermajority shareholder vote to approve mergers and other significant business combinations.

                                        Vote FOR shareholder proposals to lower
                                        Supermajority vote requirements for
                                        mergers and other significant business
                                        combinations.

The following factors should be considered:

          1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

          2.   Supermajority vote may make action all but impossible.

          3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME
                             -----------------------
This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION

                                        Vote FOR changing the corporate name.

The following factors should be considered:

          1.   A name of a corporation symbolizes its substance.

          2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

          3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION
                                 ---------------

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.



VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis, carefully
                                        reviewing the new state's laws and any
                                        significant changes the company makes in its charter and by-laws.

The following factors should be considered:

          1. The board is in the best position to determine the company's need to incorporate.

          2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

          3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
                 -----------------------------------------------

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS

                                        Vote AGAINST proposals to classify the
                                        board. Vote FOR proposals to repeal
                                        classified boards and to elect all
                                        directors annually.

The following factors should be considered:

          1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING
                                -----------------

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals that permit
                                        cumulative voting.


The following factors should be considered:

          1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

          2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

          3.   Cumulative voting can allow a minority to have representation.

          4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING
                  ---------------------------------------------

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to restrict or
                                        prohibit shareholder ability to call
                                        special meetings.

                                        Vote FOR proposals that remove
                                        restrictions on the right of
                                        shareholders to act independently of
                                        management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD
                ------------------------------------------------

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS

                                        Vote FOR proposal which seek to fix the
                                        size of the board.

                                        Vote AGAINST proposals which give
                                        management the ability to alter the size of the board without shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING
                               -------------------

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS

                                        Vote FOR shareholder proposals
                                        requesting that corporations adopt
                                        confidential voting.

                                        Vote FOR management proposals to adopt
                                        confidential voting.

The following factors should be considered:

          1. Some shareholders elect to have the board not know how they voted on certain issues.

          2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

          3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES
                         -------------------------------

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals to establish a
                                        shareholder advisory committee.

The following factors should be considered:

          1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

          2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS
                            -------------------------

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION

                                        Vote FOR proposals that concern foreign
                                        companies incorporated outside of the
                                        United States.

The following factors should be considered:

          1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

          2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION

                                        Vote AGAINST these proposals which a
                                        request a list of employees having been
                                        employed by the government.

The following factors should be considered:

          1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

          2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

          3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                               (CERES PRINCIPLES)
                         -------------------------------

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship.
Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals requesting that
                                        companies sign the CERES Principles.


The following factors should be considered:

          1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                              (MACBRIDE PRINCIPLES)
                              ---------------------

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION
                                        REFRAIN from voting on proposals that
                                        request companies to adopt the MacBride
                                        Principles.

The following factors should be considered:

          1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                      INTERNATIONAL OPERATIONS AND POLICIES
                      -------------------------------------

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION                     ABSTAIN from providing a vote
                                        recommendation on proposals regarding
                                        the Maquiladora Standards and
                                        international operating policies.

The following factors should be considered:

          1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

          2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                               AND DISCRIMINATION
                          ----------------------------

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION

                                        REFRAIN from voting on any proposals
                                        regarding equal employment opportunities and discrimination.

The following factors should be considered:

          1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS
                                  -------------

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.


VOTE RECOMMENDATION

                                        REFRAIN from making vote recommendations on proposals regarding animal rights.


The following factors should be considered:

          1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

          2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION
                           --------------------------

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION

                                        Vote CASE-BY-CASE on proposals increase
                                        the number of shares of common stock
                                        authorized for issue.

                                        Vote AGAINST proposed common share
                                        authorization that increase existing
                                        authorization by more then 100 percent
                                        unless a clear need for the excess
                                        shares is presented by the company.

The following factors should be considered:

          1. Is this company going to make frequent business acquisitions over a period of time?

          2.   Is the company expanding its operations?

          3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK
                           ---------------------------

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals authorizing the
                                        creation of new classes of preferred
                                        stock with unspecified voting,
                                        conversion, dividend distribution, and
                                        other rights.

The following factors should be considered:

          1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals seeking
                                        preemptive rights.

The following factors should be considered:

          1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

          2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS
--------------------  --------------------

STOCK SPLITS
------------
The corporation requests authorization for a stock split.

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize stock splits unless the split
                                        will result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

REVERSE STOCK SPLITS
--------------------

VOTE RECOMMENDATION

                                        Vote FOR management proposal to
                                        authorize reverse stock split unless the reverse stock split results in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
                    ----------------------------------------

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION

                                        Vote FOR management proposals to reduce
                                        the par value of common stock.

The following factors should be considered:

          1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

          2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS
-------------------

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION

                                        It is our policy to vote CASE-BY-CASE on debt restructuring

The following factors should be considered:

          1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

          2. Change in Control - Will the transaction result in a change of control of the company?

          3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION
                                        Vote on a CASE-BY-CASE basis for
                                        director compensation.

The following factors should be considered:

          1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY
            --------------------------------------------------------

Shareholder   compensation   proposals  that  set  limits  or  reduce  executive
compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION
                                        Vote on a CASE-BY-CASE basis


The following factors should be considered:

          1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
                     --------------------------------------

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION

                                        Vote FOR proposals to adopt share-based
                                        compensation plans when the following
                                        items are involved:

          1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

          2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

          3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                        Vote AGAINST proposals adopting share
                                        based compensation plans when the
                                        following items are involved:

          1.   Re-load options (new options issued for any exercised).

          2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING
                                -----------------

Shareholder proposal to expense options.

VOTE RECOMMENDATION

                                        It is our policy to vote FOR proposals
                                        to expense options

                                GOLDEN PARACHUTES
                                -----------------

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION

                                        Vote FOR proposals which seek to limit
                                        additional compensation payments.

                                        Vote FOR shareholder proposals to have
                                        golden parachutes submitted for
                                        shareholder ratification.


The following factors should be considered:

          1. The stability of management may be affected by an attempted acquisition of the corporation.

          2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES
                        ---------------------------------

Based on the foregoing information:

VOTE RECOMMENDATION


                                        We are FOR this proposal, which
                                        essentially bans golden parachutes,
                                        because we feel management's
                                        compensation should be solely based on
                                        real-time contributions to the
                                        corporation while they are serving it.
                                        Deferred current compensation is viewed
                                        differently than future, contingent
                                        compensation for current services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION
                   ------------------------------------------

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS


                                        Vote AGAINST proposals establishing
                                        outside directors' retirement
                                        compensation. Vote FOR proposals that
                                        revoke outside directors' retirement
                                        compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES
                       ----------------------------------

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION

                                        Vote AGAINST proposals which request the board to seek shareholder approval before committing to an acquisition.

The following factors should be considered:

          1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

          2.   Conforming to these requirements can be expensive.

          3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

          4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES
                       ----------------------------------

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION

                                        Vote on a CASE-BY-CASE basis for these
                                        proposals.

The following factors should be considered:

          1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

          2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

          3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

          4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS
------------------------------------------------------------

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

 CONFLICTS
 ---------

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

          1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Oppenheimer & Co. Inc., an affiliate of the Advisers.

          2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

          3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

               If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

          1. Routine proxy proposals are presumed not to involve a material conflict of interest.

          2. Non-routine proxy proposals-Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

          3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

                    a)   Obtain instructions from the client on how to vote.

                    b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.

                    c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

 GOVERNANCE COMMITTEE
 --------------------

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, OAM Alternative Investments Group (2) Chief Compliance Officer and (3) Chief Legal Officer.

PROXY MANAGERS
--------------

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Oppenheimer & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES
------------------------------------------


    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

          1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

          2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.


          3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

          4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING

The Advisers will maintain the following records:

          1.   Copies of these policies

          2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

          3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

          4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

          5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A

-------------------------------------------------------------------------------------------------------------
ADVISOR                               CLIENT                              POLICY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS                    ADVANTAGE ADVISERS TECHNOLOGY       Alkeon proxy policy, attached
MANAGEMENT, L.L.C.                    PARTNERS, L.L.C.  Alkeon Capital    hereto as Exhibit A, is
                                      Management, L.L.C. ("Alkeon")       applicable.
                                      acts as portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS STRATIGOS        Alkeon proxy policy is applicable.
                                      FUND, L.L.C.   Alkeon acts as
                                      portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS XANTHUS FUND,    Alkeon proxy policy is applicable.
                                      L.L.C.   Alkeon acts as portfolio
                                      manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS AUGUSTA FUND,    Eden proxy policy, attached
                                      L.L.C.   Eden Capital Management    hereto as Exhibit B,  is
                                      Partners, L.P. ("Eden") acts as     applicable.
                                      portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WYNSTONE FUND,   KBW proxy policy, attached hereto
                                      L.L.C.  KBW Asset Management Inc.   as Exhibit C, is applicable.
                                      ("KBW") acts as portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WHISTLER FUND,   This policy is applicable.
                                      L.L.C. is a registered fund of
                                      funds.
-------------------------------------------------------------------------------------------------------------
                                      Mercantile Long-Short Manager       This policy is applicable.
                                      Fund, L.L.C. Advantage Advisers
                                      Management, L.L.C. acts as
                                      subadvisor to this fund.
-------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS MULTI-MANAGER,     ADVANTAGE ADVISERS CATALYST         Ridgecrest proxy policy, attached
L.L.C.                                INTERNATIONAL, LTD.  Ridgecrest     hereto as Exhibit D, is
                                      Investment Management, LLC          applicable.
                                      ("Ridgecrest") acts as
                                       portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS TECHNOLOGY       Alkeon  proxy policy is
                                      INTERNATIONAL, LTD.  Alkeon acts    applicable.
                                      as portfolio manager.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS SAWGRASS         This policy is applicable.
                                      INTERNATIONAL, LTD.
-------------------------------------------------------------------------------------------------------------
                                      ADVANTAGE ADVISERS WHISTLER         This policy is applicable.
                                      INTERNATIONAL, LTD. is a fund of
                                      funds.
-------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS, L.L.C.            ADVANTAGE ADVISERS MULTI-SECTOR     KBW, Alkeon and Kilkenny proxy
                                      FUND I.  KBW, Alkeon and Kilkenny   policies, the latter attached
                                      Capital Management, L.L.C.          hereto as Exhibit F, are
                                      ("Kilkenny")                        applicable.
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
ADVISOR                               CLIENT                              POLICY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
ADVANTAGE ADVISERS PRIVATE EQUITY     General partner to ADVANTAGE        This policy is applicable.
MANAGEMENT, L.L.C.                    ADVISERS PRIVATE EQUITY PARTNERS,
                                      L.P. ("COPEP")
-------------------------------------------------------------------------------------------------------------
TROON MANAGEMENT, L.L.C.              ADVANTAGE ADVISERS TROON FUND,      MAMC proxy policy is  applicable.
                                      L.L.C. MAMC acts as portfolio
                                      manager.
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CATALYST MANAGEMENT L.P.  General Partner and investment      Ridgecrest proxy policy is
                                      adviser to ADVANTAGE ADVISERS       applicable.
                                      CATALYST PARTNERS, L.P.
                                      Ridgecrest acts as portfolio
                                      manager.
-------------------------------------------------------------------------------------------------------------

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

          Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC ("Alkeon"), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

          OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
          MEMBER

          The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2005:


         --------------------------------------------------------------------------------------------------------------
                                                                                       No. of
                                                                                      Accounts           Total Assets
                                                                                       where             in Accounts
          Name of Portfolio                         Total                            Advisory Fee       where Advisory
             Manager or         Type of         No. of Accounts                      is Based on         Fee is Based
             Team Member        Accounts            Managed       Total Assets      Performance         on Performance
         --------------------------------------------------------------------------------------------------------------
         Panayotis Sparaggis  Registered              1           $28 million           1                 $28 million
                              Investment
                              Companies:
         --------------------------------------------------------------------------------------------------------------
                              Other Pooled            6           $243 million          6                 $243 million
                              Investment
                              Vehicles:
         --------------------------------------------------------------------------------------------------------------
                              Other Accounts:         0                $0               0                      $0
         --------------------------------------------------------------------------------------------------------------

         POTENTIAL CONFLICTS OF INTERESTS

          Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

     o Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

     o Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

     o Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

     o Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team
          Members

          Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)   Disclosure of Securities Ownership

         The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2005.

                                                  Dollar ($) Range
                       Name of Portfolio           of Fund Shares
                         Manager or                Beneficially
                         Team Member                  Owned
                       ------------------         ----------------
                      Panayotis Sparaggis              $0


(b)     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Advantage Advisers Xanthus Fund, LLC
               -----------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                          (principal executive officer)

Date              2/27/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date              2/27/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date              2/27/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.